INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Components of Investments in Direct Financing and Sales-type Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	$ 16,020	$ 64,868
Purchase obligations at the end of the leases	43,150	74,650
Net minimum lease payments receivable	59,170	139,518
Less: unearned income	(3,358)	(20,303)
Total investment in sales-type lease, direct financing lease and leaseback assets	55,812	119,215
Allowance for expected credit losses	(73)	(192)
Total investment in sales-type lease, direct financing lease and leaseback assets	55,739	119,023
Current portion	20,640	15,432
Long-term portion	35,099	103,591
Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	16,020	30,708
Purchase obligations at the end of the leases	43,150	43,150
Net minimum lease payments receivable	59,170	73,858
Less: unearned income	(3,358)	(7,252)
Total investment in sales-type lease, direct financing lease and leaseback assets	55,812	66,606
Allowance for expected credit losses	(73)	(102)
Total investment in sales-type lease, direct financing lease and leaseback assets	55,739	66,504
Current portion	20,640	10,794
Long-term portion	35,099	55,710
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	0	34,160
Purchase obligations at the end of the leases	0	31,500
Net minimum lease payments receivable	0	65,660
Less: unearned income	0	(13,051)
Total investment in sales-type lease, direct financing lease and leaseback assets	0	52,609
Allowance for expected credit losses	0	(90)
Total investment in sales-type lease, direct financing lease and leaseback assets	0	52,519
Current portion	0	4,638
Long-term portion	$ 0	$ 47,881